Operating Leases	12 Months Ended
Dec. 31, 2024
Operating Leases
Operating Leases
8	Operating Leases

Leases are classified as operating leases or finance leases in accordance with ASC842. The Group has operating leases for office space that the Group utilizes under lease arrangements. For leases with terms greater than 12 months, the Group records the related assets and lease liability at the present value of lease payments over the terms. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

The components of lease expense for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the year ended
	December 31, 2022	December 31, 2023	December 31, 2024
	US$	US$	US$
Operating lease cost	662	637	1,239
Lease cost for leases with terms less than one year	37	261	67
Total lease cost	699	898	1,306

For the year ended December 31, 2022, 2023 and 2024, there is no variable lease cost and sublease income recognized in the consolidated financial statements of the Group.

Maturities of lease liabilities were as follows:

As of December 31,
2024
US$
2025	1,519
2026	689
2027	506
2028	99
2029 and thereafter	—
Total undiscounted lease payments	2,813
Less: imputed interest	(130)
Total lease liabilities	2,683

The following table provides a summary of the Group’s lease terms and discount rates as of December 31, 2023 and 2024:

	As of December 31,	As of December 31,
	2023	2024
Weighted average remaining lease term(years)	1.00	2.44

Weighted average discount rate(percentage)	4.75%	3.60%

8	Operating Leases (Continued)

Supplemental information related to the Group’s operating leases for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2022	2023	2024
Cash paid for operating leases	466	865	1,341
Right-of-use assets obtained in exchange for operating lease liabilities	863	441	3,221